Employee Future Benefits - Schedule of Funded Status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in value of plan assets
Balance, beginning of year	$ 3,743
Balance, end of year	4,119	$ 3,743
Other assets (Note 9)	551	355
Other liabilities (Note 16)	(446)	(527)
DBP Plans
Change in benefit obligation
Balance, beginning of year	3,347	3,063
Service costs	74	62
Employee contributions	17	17
Interest costs	161	159
Benefits paid	(181)	(169)
Actuarial (gains) losses	(115)	255
Past service credits/plan amendments	(3)	0
Foreign currency translation	140	(40)
Balance, end of year	3,440	3,347
Change in value of plan assets
Balance, beginning of year	3,313	3,079
Actual return on plan assets	249	373
Benefits paid	(174)	(162)
Employee contributions	17	17
Employer contributions	57	46
Foreign currency translation	151	(40)
Balance, end of year	3,613	3,313
Funded status	173	(34)
Other assets (Note 9)	395	236
Other current liabilities (Note 13)	(16)	(15)
Other liabilities (Note 16)	(206)	(255)
Net liabilities	173	(34)
Accumulated benefit obligation	3,144	2,983
OPEB Plans
Change in benefit obligation
Balance, beginning of year	596	582
Service costs	25	22
Employee contributions	4	3
Interest costs	29	30
Benefits paid	(35)	(31)
Actuarial (gains) losses	(49)	(1)
Past service credits/plan amendments	0	0
Foreign currency translation	33	(9)
Balance, end of year	603	596
Change in value of plan assets
Balance, beginning of year	430	389
Actual return on plan assets	50	61
Benefits paid	(31)	(26)
Employee contributions	4	3
Employer contributions	14	13
Foreign currency translation	39	(10)
Balance, end of year	506	430
Funded status	(97)	(166)
Other assets (Note 9)	156	119
Other current liabilities (Note 13)	(13)	(13)
Other liabilities (Note 16)	(240)	(272)
Net liabilities	$ (97)	$ (166)